Income taxes (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Components of Tax Expenses
Components of tax expense

	For the year ended

(Millions of Canadian dollars)	October 31 2025	October 31 2024
Income taxes (recoveries) in Consolidated Statements of Income
Current tax
Tax expense for current year	$5,534	$4,829
Adjustments for prior years	106	298
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period	(4)	(4)
	5,636	5,123
Deferred tax
Origination and reversal of temporary difference	(118)	(1,118)
Adjustments for prior years	(235)	(383)
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period, net	(1)	–
	(354)	(1,501)
	5,282	3,622
Income taxes (recoveries) in Consolidated Statements of Comprehensive Income and Changes in Equity
Other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	219	302
Provision for credit losses recognized in income	(1)	(3)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(39)	(39)
Unrealized foreign currency translation gains (losses)	1	(11)
Net foreign currency translation gains (losses) from hedging activities	(118)	(195)
Reclassification of losses (gains) on net investment hedging activities to income	–	–
Net gains (losses) on derivatives designated as cash flow hedges	287	105
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(255)	(309)
Remeasurement gains (losses) on employee benefit plans	124	202
Net gains (losses) from fair value change due to credit risk on financial liabilities designated at fair value through profit or loss	(342)	(399)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	39	43
Share-based compensation awards	(36)	(12)
Distributions on other equity instruments and issuance costs	(134)	(69)
	(255)	(385)
Total income taxes	$5,027	$3,237

Reconciliation to Statutory Tax Rate
Reconciliation to statutory tax
rate

	For the year ended

(Millions of Canadian dollars, except for percentage amounts)	October 31, 2025		October 31, 2024
Income taxes at Canadian statutory tax rate	$7,105	27.7%	$5,502	27.7%
Increase (decrease) in income taxes resulting from:
Lower average tax rate applicable to subsidiaries (1)	(1,810)	(7.1)	(1,971)	(9.9)
Tax-exempt income from securities	(34)	(0.1)	(52)	(0.3)
Other	21	0.1	143	0.7
Income taxes in Consolidated Statements of Income / effective tax rate	$5,282	20.6%	$3,622	18.2%

(1)	Includes Pillar Two current tax expense. The Organisation for Economic Co-operation and Development’s two-pillar plan to combat tax base erosion and profit sharing includes a
15
% global minimum corporate tax on certain multinational enterprises (Pillar Two). Pillar Two legislation in certain countries in which RBC operates became effective for us beginning November 1, 2024, including under the Global Minimum Tax Act in Canada. Pillar Two current tax expense includes both domestic top up taxes payable in foreign jurisdictions and income taxes payable in Canada under the Income Inclusion Rule. Pillar Two current tax expense increased RBC’s effective tax rate by approximately
1.4
% for the year ended October 31, 2025 (October 31, 2024 – not applicable).

Significant Components of Deferred Tax Assets and Liabilities
Significant components of deferred tax assets and
liabilities

	As at and for the year ended October 31, 2025

(Millions of Canadian dollars)	Net asset beginning of period	Change through equity	Change through profit or loss	Exchange rate differences	Acquisitions/ disposals	Net asset end of period
Net deferred tax asset/(liability)
Allowance for credit losses	$1,394	$–	$150	$2	$–	$1,546
Deferred compensation	2,167	36	243	34	–	2,480
Business realignment charges	43	–	22	1	–	66
Tax loss and tax credit carryforwards	331	–	20	2	–	353
Deferred (income) expense	1,318	8	(433)	7	–	900
Financial instruments measured at fair value through other comprehensive income	(158)	(93)	9	15	–	(227)
Premises and equipment and intangibles	(1,476)	–	182	(26)	–	(1,320)
Pension and post-employment related	(463)	(127)	33	(1)	–	(558)
Other	630	2	128	2	–	762
	$3,786	$(174)	$354	$36	$–	$4,002
Comprising
Deferred tax assets	$4,328					$4,486
Deferred tax liabilities	(542)					(484)
	$3,786					$4,002

	As at and for the year ended October 31, 2024

(Millions of Canadian dollars)	Net asset beginning of period	Change through equity	Change through profit or loss	Exchange rate differences	Acquisitions/ disposals	Net asset end of period
Net deferred tax asset/(liability)
Allowance for credit losses	$1,174	$4	$217	$(1)	$–	$1,394
Deferred compensation	1,522	12	614	19	–	2,167
Business realignment charges	23	–	16	–	4	43
Tax loss and tax credit carryforwards	261	–	71	(1)	–	331
Deferred (income) expense	651	4	641	2	20	1,318
Financial instruments measured at fair value through other comprehensive income	(321)	164	(1)	–	–	(158)
Premises and equipment and intangibles	(967)	–	136	(22)	(623)	(1,476)
Pension and post-employment related	(333)	(206)	20	(1)	57	(463)
Other	680	–	(213)	–	163	630
	$2,690	$(22)	$1,501	$(4)	$(379)	$3,786
Comprising
Deferred tax assets	$3,116					$4,328
Deferred tax liabilities	(426)					(542)
	$2,690					$3,786